Impairment (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Impairment Losses, Net of Reversals, Recognized Within Statement of Income
The table below shows the impairment losses, net of reversals, recognized within the statement of income in 2019, 2018 and 2017:

Assets or CGU by nature (*)	Carrying amount	Recoverable amount (**)	Impairment (***)	Business segment	Comments
	2019
Property, plant and equipment and intangible assets
Producing properties relating to oil and gas activities in Brazil (several CGUs)	105,532	196,994	1,859	E&P - Brazil	item (a1)
Transpetro’s fleet of vessels	1,347	1,453	(103)	RTM - Brazil	item (b1)
Oil and gas production and drilling equipment in Brazil	314	—	307	E&P - Brazil	item (c1)
UFN III	204	—	200	RTM - Brazil	item (d1)
Comperj	330	117	209	RTM - Brazil	item (e1)
Second refining unit in RNEST	1,043	498	534	RTM - Brazil	item (f1)
Oil and gas production and drilling equipment abroad	343	15	333	E&P - Abroad	item (g1)
Others	33	—	67	Several

			3,406

Assets classified as held for sale
Producing properties Pampo and Enchova fields	328	808	(494)	E&P - Brazil	item 25.2
Producing properties Pampo and Frade field	19	105	(84)	E&P - Brazil	item 25.2
Producing properties Pampo and Maromba field	—	68	(67)	E&P - Brazil	item 25.2
PO&G BV	444	354	89	E&P - Abroad	item 25.2
Others	592	468	(2)	Several

Total			2,848

	2018
Property, plant and equipment and intangible assets
Producing properties relating to oil and gas activities in Brazil (several CGUs)	7,019	9,923	524	E&P - Brazil	item (a2)
Transpetro’s fleet of vessels	1,721	1,300	428	RTM - Brazil	item (b2)
Oil and gas production and drilling equipment in Brazil	199	6	197	E&P - Brazil	item (c2)
UFN III	312	200	114	RTM - Brazil	item (d2)
Producing properties relating to oil and gas activities Abroad (several CGUs)	2,258	1,554	715	E&P - Brazil	item (h1)
GASFOR II	58	—	59	Gas & Power - Brazil	item (i)
Comperj	46	—	47	RTM - Brazil	item (e2)
Second refining unit RNEST	1,114	1,092	22	RTM - Brazil	item (f2)
Others	666	756	14	Several Segments

			2,120

Assets classified as held for sale
Producing properties relating to oil and gas activities in Riacho da Forquilha	98	459	(34)	E&P - Brazil
Others	25	109	(81)	Several Segments

Total			2,005

	2017
Property, plant and equipment and intangible assets
Producing properties relating to oil and gas activities in Brazil (several CGUs)	11,826	16,070	(870)	E&P - Brazil	item (a3)
Second refining unit in RNEST	1,716	1,261	464	RTM - Brazil	item (f3)
Fertilizer Plants	412	—	412	Gas & Power - Brazil	item (j)
Oil and gas production and drilling equipment in Brazil	360	4	363	E&P - Brazil	item (c3)
Producing properties relating to oil and gas activities abroad (several CGUs)	215	89	128	E&P - Abroad	item (h2)
Panamax vessels - Transpetro	112	—	112	RTM - Brazil	item (k)
Araucária	70	—	70	Gas & Power - Brazil	item (l)
Comperj	51	—	51	RTM - Brazil	item (e3)
Conecta and DGM	38	—	38	Distribution- Abroad	item (m)
Others	1,863	1,797	68	Several Segments

			836

Assets classified as held for sale
Producing properties relating to oil and gas activities in Roncador	3,164	2,766	405	E&P - Brazil
Others	317	366	(50)	Several Segments

Total			1,191

(*)	It only includes carrying amounts and recoverable amounts of impaired assets or asses for which reversals were recognized.
(**)	The recoverable amounts of assets for impairment computation were their value in use, except for oil and gas production and drilling equipment that were based on their fair value.
(***)	Reversals are presented in brackets.

Schedule of Cash Flow Projections Used To Measure the Value in Use of CGUs
The cash flow projections used to measure the value in use of the CGUs in 2019 were mainly based on average Brent prices and Brazilian real/U.S. dollar average exchange rate:

2019
	2020	2021	2022	2023	2024	Long term Average
Average Brent (US$/bbl)	65	65	65	65	65	65
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	3.85	3.79	3.75	3.72	3.7	3.6

2018
	2019	2020	2021	2022	2023	Long term Average
Average Brent (US$/bbl)	66	67	72	75	75	73
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	3.64	3.56	3.5	3.46	3.44	3.37

2017
	2018	2019	2020	2021	2022	Long term Average
Average Brent (US$/bbl)	53	58	66	70	73	71
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	3.44	3.47	3.47	3.46	3.49	3.4

Summary of Assets and CGU Most Sensitive to Future Impairment Losses
Changes in material assumptions for impairment testing may result in the recognition of additional impairment charges on such assets in future periods.

	12.31.2019
	Business segment	Carrying amount	Recoverable amount	Sensitivity (*)
Producing properties relating to oil and gas activities in Brazil (7 CGUs)	E&P	10,149	10,626	(585)
Thermoelectric plants	G&P	1,948	2,051	(102)

(*)	It is based on a 10% reduction in the recoverable amount of CGUs.